COMMITMENTS AND CONTINGENCIES (Details Narrative) - S E J O Meber [Member] € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
IfrsStatementLineItems [Line Items]
Total outstanding invoices	€ 744
One-time pre-tax charge	€ 744